UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 9, 2014

Performance preview (for the year ended August 31, 2014)

Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+10.03%

Barclays Municipal Bond Index (benchmark)	1-year return	+10.14%

Lipper Minnesota Municipal Debt Funds Average	1-year return	+9.84%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt). Please see page 8 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+7.79%

Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+8.22%

Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+6.76%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 9.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis. Please see page 11 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+10.25%

Barclays Municipal Bond Index (benchmark)	1-year return	+10.14%

Lipper Minnesota Municipal Debt Funds Average	1-year return	+9.84%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 12.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt). Please page 15 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

The U.S. economy continued to grow slowly but relatively steadily during the Funds’ fiscal year ended Aug. 31, 2014. During the third and fourth quarters of 2013, the nation’s gross domestic product — which measures the country’s economic output — expanded by a healthy 4.5% and 3.5%, respectively. In the first quarter of 2014, however, GDP growth actually contracted by 2.1%, partly resulting from poor winter weather across much of the country. The nation’s economic circumstances subsequently improved, and the economy grew by an estimated 4.2% in the second quarter. (Source: U.S. Commerce Department.)

One sign of the strengthening economy was the continued improvement in the U.S. employment picture. The nation’s jobless rate was 6.1% at the end of the fiscal year, down from 7.2% at the start of this period, matching its lowest level in nearly six years.

As inflation remained under control and the country’s economic growth appeared solid enough to be self-sustaining, the U.S. Federal Reserve initiated its long-anticipated plan to taper its quantitative easing (QE) economic stimulus program, which had been implemented to lower long-term interest rates. Accordingly, the Fed began reducing its monthly purchases of Treasury and mortgage debt by $10 billion a month. Despite the gradual end of QE, the Fed made clear that the economy was still sufficiently vulnerable and that it would maintain its short-term target interest rate at close to zero, where the rate has been since late 2008.

Municipal bond market conditions

When the Funds’ fiscal year began, the municipal bond market was a few months into a protracted downturn. One factor behind the drop in tax-exempt bond prices was a rise in interest rates, which lasted several months in the spring of 2014, due in part to uncertainty about the direction of the Fed’s monetary policy.

The other major challenge for municipal bond prices was the fallout from major credit problems affecting two large municipal borrowers. The first came from the city of Detroit, which filed for Chapter 9 bankruptcy protection in July 2013. The second was the worsening of fiscal conditions in Puerto Rico, whose debt is exempt from income taxes in all 50 states and is therefore widely held by U.S. mutual funds.

The deteriorating Puerto Rico situation led to significant investment outflows from Puerto Rico bonds, as many investors were concerned about a further downgrade of the commonwealth’s credit quality, making the bonds even harder to sell. Puerto Rico’s credit rating was ultimately downgraded to below-investment-grade status in February by Standard & Poor’s, with Moody’s Investors Service (Moody’s) following suit in July. As a result, Puerto Rican debt experienced considerable price declines during the fiscal year, one of the few segments of the municipal bond market to do so.

The fear of rising rates, combined with these two credit situations, triggered record outflows from the municipal bond market between the start of the fiscal year and the end of 2013. With the turmoil in the market causing a drop in municipal bond prices, nontraditional buyers of municipal debt such as hedge funds and other institutional investors saw what we considered to be a large and anomalous discrepancy between the prices of taxable and tax-exempt debt, encouraging them to slowly move back into the municipal bond market. At the beginning of the fiscal year, for example, 30-year municipal bond yields were 120% of those of comparable U.S. Treasury debt — a highly unusual situation given the tax advantages of municipal bonds (source: Thomson).

By the beginning of 2014, more individual investors began to return to the tax-exempt market amid more favorable conditions. Amid renewed concerns about the strength of the U.S. and global economic recovery, interest rates fell, which proved positive for bond prices. At the same time, the technical backdrop shifted to favor municipal debt, with increased demand for these securities coupled with relatively limited supply of newly issued tax-exempt debt. In this environment, municipal bonds significantly outpaced Treasury securities, bringing the ratio of their yields to a more historically normal 98% at period end (source: Bloomberg).

Especially in 2014, municipal securities with longer maturities and lower credit ratings outperformed shorter-dated, higher-rated bonds. It appeared that as investors became more optimistic about the municipal bond market, they grew more comfortable assuming higher levels of interest rate and credit risk. The yield curve notably flattened as a result, with yields on long-term bonds declining to a much greater extent than those on shorter-dated issues, indicating that investors were willing to accept an increasing amount of interest rate risk in exchange for the potential of steadily declining yields.

Bonds with lower credit ratings outperformed their higher-grade counterparts during the fiscal year. As an example, bonds rated AAA by Standard & Poor’s gained 7.75% for the 12-month reporting period, compared with 9.72%, 11.43%, and 12.36%, for the AA, A, and BBB credit-quality tiers, respectively. Below-investment-grade bonds did somewhat worse than BBB securities, however, partly reflecting the weak results from Puerto Rican debt. (Source: Thomson Reuters.)

Sticking to our strategy

We maintained a consistent management strategy for all of the Funds profiled in this report. We employ a bottom-up approach to investing: We evaluate securities one by one, working with our analysts to conduct thorough credit research and ultimately selecting securities we believe offer a favorable risk-reward trade-off, as well as income generation potential for the Funds’ shareholders.

Based on our confidence in our research process, we continued to emphasize bonds with credit ratings of A and BBB, the lowest two credit ratings in the investment grade bond universe. In our view, these securities offer favorable value potential as we continue to use our experience and research capabilities to make what we believe are sound long-term credit choices.

The Funds entered the period with a modest amount of cash, albeit a slightly higher allocation than usual. This cash allowed us to buy bonds we found attractive, especially in the first few months of the fiscal year, when bond prices were relatively low and yields were high.

At the start of the fiscal year, the Funds had modest exposure to credit-challenged Puerto Rico bonds as a result of previously taken defensive measures. On our concerns about the region’s credit quality and the volatility in the prices of its debt, we gradually liquidated all of the Funds’ holdings in Puerto Rico–backed securities.

At the end of the fiscal year, the Funds were positioned neutrally from a duration perspective, meaning that their levels of sensitivity to changes in interest rates were in line with that of their respective benchmarks. In our view, this duration stance was prudent given that, despite continued low interest rates, many investors have been anticipating higher rates for several years now.

Within the Funds

As mentioned previously, longer-dated, lower-rated securities tended to outperform shorter-maturity, higher-quality issues during the Funds’ fiscal year, and these trends are generally reflected in the strongest- and weakest-performing holdings in each portfolio.

In Delaware Tax-Free Minnesota Fund, the strongest-performing securities in absolute terms were longer-maturity, lower-rated credits. Leading

Portfolio management review

Delaware Investments® Minnesota Municipal Bond Funds

the way was a St. Paul Housing and Redevelopment bond issue for the Episcopal Homes project, a senior housing community. These long-dated securities had a 2048 maturity and provided a total return of 36%. Performing nearly as well were Red Wing, Minn., Senior Housing Revenue refunding bonds for the Deer Crest Project. These securities, with a 2042 maturity, added 33% during the fiscal year.

Other meaningful outperformers in Delaware Tax-Free Minnesota Fund were St. Paul Portfolio Authority solid waste disposal revenue bonds for the Gerdau Steel Mill Project. These lower-investment-grade-rated issues with a 2037 maturity produced a total return of 33%. The bonds for the Episcopal Homes and the Gerdau Steel Mill projects were also the strongest two performers in absolute terms for Delaware Minnesota High-Yield Municipal Bond Fund, and the latter was the strongest absolute performer in Delaware Tax-Free Minnesota Intermediate Fund.

In contrast, market conditions left various high-quality bonds behind, including Minnesota single-family housing bonds whose solid AA+/Aa1 credit ratings led to an incrementally negative return during the fiscal year (these bonds finished the fiscal year at -0.39%). While they lost only a small amount of value, they nevertheless had the weakest absolute returns in both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund.

Shorter dated school district bonds also lagged the market, given their high credit quality in an environment that favored lower-rated issues. For example, Delaware Tax-Free Minnesota Fund’s position in Osseo, Minn., school district bonds produced a roughly flat return, both because of a strong underlying rating (Aa2), in addition to carrying the state’s relatively high AA+/Aa1 credit rating. In similar fashion, Delaware Minnesota High-Yield Municipal Bond Fund saw only minimally positive performance from its Hopkins,

Minn., school district bonds, which also shared the state’s AA+/Aa1 rating and shorter maturity date.

Senior housing bonds had a meaningful positive effect on the results of Delaware Tax-Free Minnesota Intermediate Fund. Its allocation to Deephaven, Minn., bonds for the St. Therese senior living project proved beneficial, as these nonrated securities generated returns of as much as 27% during the fiscal year.

Underperformers for Delaware Tax-Free Minnesota Intermediate Fund included Northern Municipal Power Agency Revenue bonds (returning 0.50%) and Minnesota Public Facilities Authority Water Pollution Control Revenue bonds (returning 0.54%).

Minnesota economic backdrop

In our view, Minnesota has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade similar to the nation. Other relevant notes:

—	In July 2014, nonfarm employment of 2.8 million was up 1.6% from a year earlier.

—	The state’s unemployment rate of 4.5% in July 2014 was well below national levels of 6.2%.

—	Personal income per capita is consistently above the national average; for the past five years the state’s per capita personal income has been 105–108% of the national average.

—

Minnesota closed fiscal 2014 with $19.3 billion, or 0.9% above budget estimates. The $38 billion budget for the 2014-2015 biennium closed a $627 million shortfall. The budget increased the income tax on high-income earners to 9.85%, eliminated certain corporate tax subsidies, and raised the tobacco tax by $1.60, while reducing property tax pressures through refunds and additional funding for aids to local governments.

—	In May 2014, the governor signed into law the 2014-2015 supplemental budget to account for a $1.2 billion revenue surplus. This budget calls for $283 million in additional spending on education funding, infrastructure, and healthcare. Additionally, the governor signed a $1.2 billion infrastructure bill and a $103 million tax-relief bill including property tax reductions. (Data: bls.gov, Minnesota Management & Budget, Moody’s.)

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2014
	1 year	5 years	10 years	Lifetime
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+10.03%	+5.13%	+4.48%	n/a
Including sales charge	+5.11%	+4.17%	+4.01%	n/a
Class B (Est. March 11, 1995)
Excluding sales charge	+10.03%	+4.56%	+3.86%	n/a
Including sales charge	+6.03%	+4.31%	+3.86%	n/a
Class C (Est. May 4, 1994)
Excluding sales charge	+9.19%	+4.34%	+3.70%	n/a
Including sales charge	+8.19%	+4.34%	+3.70%	n/a
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	n/a	n/a	n/a	+7.74%
Including sales charge	n/a	n/a	n/a	+7.74%
Barclays Municipal Bond Index	+10.14%	+5.39%	+4.77%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

All remaining Class B shares were converted to Class A shares on Sept. 25, 2014. Prior to Sept. 25, 2014, Class B shares were available for purchase only through dividend reinvestment and certain permitted exchanges as was described in the prospectus. Class B shares had a contingent deferred sales charge that declined from 4.00% to zero depending on the period of time the shares were held. They were also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee was contractually limited to 0.25% of average daily net assets from Sept. 1, 2013 through Aug. 31, 2014.*

*	The contractual waiver period is from April 1, 2013 through Dec. 29, 2014.

Please see Note 11 in “Notes to financial statements” for more information. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.65% of the Fund’s average daily net assets during the period from Sept. 1, 2013, through Aug. 31, 2014.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B†	Class C	Institutional Class
Total annual operating expenses	0.95%	1.70%	1.70%	0.70%
(without fee waivers)
Net expenses	0.90%	0.90%	1.65%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

**The contractual waiver period is from Dec. 28, 2012 through Dec. 29, 2014.

† See Note 11 in “Notes to financial statements.”

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2004, through Aug. 31, 2014

For period beginning Aug. 31, 2004, through Aug. 31, 2014	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,935
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$14,812

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2004, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 8.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2004. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2014
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+7.79%	+4.22%	+4.01%	n/a
Including sales charge	+4.79%	+3.63%	+3.72%	n/a
Class C (Est. May 4, 1994)
Excluding sales charge	+6.96%	+3.35%	+3.13%	n/a
Including sales charge	+5.96%	+3.35%	+3.13%	n/a
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	n/a	n/a	n/a	+5.85%
Including sales charge	n/a	n/a	n/a	+5.85%
Barclays 3–15 Year Blend Municipal Bond Index	+8.22%	+4.89%	+4.61%	n/a

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Sept. 1, 2013, through Aug. 31, 2014.*

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

*	The contractual waiver period is from Dec. 28, 2012 through Dec. 29, 2014.

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.69% of the Fund’s average daily net assets during the period from Sept. 1, 2013, through Aug. 31, 2014.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.97%	1.72%	0.72%
(without fee waivers)
Net expenses	0.84%	1.69%	0.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The contractual waiver period is from Dec. 28, 2012 through Dec. 29, 2014.

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2004, through Aug. 31, 2014

For period beginning Aug. 31, 2004, through Aug. 31, 2014	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,693
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$14,401

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2004 and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 11.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2004 The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2014
	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+10.25%	+5.94%	+4.81%	n/a
Including sales charge	+5.31%	+4.96%	+4.33%	n/a
Class B (Est. June 12, 1996)
Excluding sales charge	+10.16%	+5.31%	+4.18%	n/a
Including sales charge	+6.16%	+5.07%	+4.18%	n/a
Class C (Est. June 7, 1996)
Excluding sales charge	+9.41%	+5.15%	+4.03%	n/a
Including sales charge	+8.41%	+5.15%	+4.03%	n/a
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	n/a	n/a	n/a	+8.21%
Including sales charge	n/a	n/a	n/a	+8.21%
Barclays Municipal Bond Index	+10.14%	+5.39%	+4.77%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

All remaining Class B shares were converted to Class A shares on Sept. 25, 2014. Prior to Sept. 25, 2014, Class B shares were available for purchase only through dividend reinvestment and certain permitted exchanges as was described in the prospectus. Class B shares had a contingent deferred sales charge that declined from 4.00% to zero depending on the period of time the shares were held. They were also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee was contractually limited to 0.25% of average daily net assets from Oct. 1, 2013 through Aug. 31, 2014.*

*	The contractual waiver period is from Oct. 1, 2013 through Dec. 29, 2014.

Prior to Oct. 1, 2013, there was no waiver. Please see Note 11 in “Notes to financial statements” for more information. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2013, through Aug. 31, 2014.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B†	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	1.74%	0.74%
(without fee waivers)
Net expenses	0.89%	0.89%	1.64%	0.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

**The contractual waiver period is from Dec. 28, 2012 through Dec. 29, 2014.

†See Note 11 in “Notes to financial statements.”

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2004, through Aug. 31, 2014

For period beginning Aug. 31, 2004, through Aug. 31, 2014	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,935
Delaware Minnesota High-Yield Municipal Bond Fund — Class A	$9,550	$15,281

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2004, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 12 through 15.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2004. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2014 to August 31, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2014 to Aug. 31, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratio	Expenses Paid During Period 3/1/14 to 8/31/14*
Actual Fund return†
Class A	$1,000.00	$1,043.50	0.90%	$4.64
Class B**	1,000.00	1,043.50	0.90%	4.64
Class C	1,000.00	1,039.50	1.65%	8.48
Institutional Class	1,000.00	1,044.80	0.65%	3.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B**	1,000.00	1,020.67	0.90%	4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Institutional Class	1,000.00	1,021.93	0.65%	3.31

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratio	Expenses Paid During Period 3/1/14 to 8/31/14*
Actual Fund return†
Class A	$1,000.00	$1,031.80	0.84%	$4.30
Class C	1,000.00	1,028.20	1.69%	8.64
Institutional Class	1,000.00	1,033.30	0.69%	3.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,016.69	1.69%	8.59
Institutional Class	1,000.00	1,021.73	0.69%	3.52

Disclosure of Fund expenses

For the six-month period from March 1, 2014 to August 31, 2014 (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratio	Expenses Paid During Period 3/1/14 to 8/31/14*
Actual Fund return†
Class A	$1,000.00	$1,045.90	0.89%	$4.59
Class B**	1,000.00	1,046.80	0.89%	4.59
Class C	1,000.00	1,041.90	1.64%	8.44
Institutional Class	1,000.00	1,048.50	0.64%	3.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B**	1,000.00	1,020.72	0.89%	4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	See Note 11 in “Notes to financial statements.”

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of August 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.62%
Corporate-Backed Revenue Bonds	3.78%
Education Revenue Bonds	10.15%
Electric Revenue Bonds	5.58%
Healthcare Revenue Bonds	41.04%
Housing Revenue Bonds	5.37%
Lease Revenue Bonds	2.35%
Local General Obligation Bonds	8.30%
Pre-Refunded/Escrowed to Maturity Bonds	9.79%
Special Tax Revenue Bonds	2.66%
State General Obligation Bonds	4.53%
Transportation Revenue Bonds	3.38%
Water & Sewer Revenue Bonds	2.69%
Short-Term Investments	0.35%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%
* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:
State / territory	(as a percentage of net assets)
Minnesota	99.57%
U.S. Virgin Islands	0.40%
Total	99.97%

Security type / sector allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	99.13%
Corporate-Backed Revenue Bonds	3.26%
Education Revenue Bonds	16.98%
Electric Revenue Bonds	8.00%
Healthcare Revenue Bonds	35.62%
Housing Revenue Bonds	1.43%
Lease Revenue Bonds	5.26%
Local General Obligation Bonds	11.96%
Pre-Refunded/Escrowed to Maturity Bonds	2.46%
Special Tax Revenue Bonds	2.71%
State General Obligation Bonds	4.74%
Transportation Revenue Bonds	5.33%
Water & Sewer Revenue Bond	1.38%
Short-Term Investments	0.82%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	99.88%
Corporate-Backed Revenue Bonds	4.07%
Education Revenue Bonds	14.61%
Electric Revenue Bonds	6.41%
Healthcare Revenue Bonds	43.67%
Housing Revenue Bonds	8.01%
Lease Revenue Bonds	3.98%
Local General Obligation Bonds	8.37%
Pre-Refunded Bond	0.79%
Special Tax Revenue Bonds	5.46%
State General Obligation Bond	0.76%
Transportation Revenue Bonds	3.75%
Short-Term Investments	0.65%
Total Value of Securities	100.53%
Liabilities Net of Receivables and Other Assets	(0.53%)
Total Net Assets	100.00%

Schedules of investments

Delaware Tax-Free Minnesota Fund	August 31, 2014

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.62%

Corporate-Backed Revenue Bonds – 3.78%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,005,600
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,851,600
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	6,530,000	6,437,470

		21,294,670

Education Revenue Bonds – 10.15%
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,715,005
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	628,413
Series A 5.75% 8/1/44	1,190,000	1,293,756
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	601,414
Series A 5.00% 7/1/44	1,770,000	1,807,135
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	469,981
5.50% 8/1/49	2,260,000	2,281,086
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,266,912
Series A 5.00% 10/1/21	1,340,000	1,619,202
Series A 5.00% 10/1/28	8,900,000	10,078,805
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,907,065
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	2,225,000	2,236,904
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,569,800
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,111,650
Series 7-D 5.00% 3/1/30	1,500,000	1,707,015
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,488,773
Series 7-Q 5.00% 10/1/23	350,000	400,005
Series 7-Q 5.00% 10/1/24	475,000	537,030
Series 7-Q 5.00% 10/1/27	200,000	220,230
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,033,928
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,432,050

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	$2,225,860
Series 7-U 5.00% 4/1/23	550,000	662,403
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	773,407
Series A 5.00% 9/1/44	1,500,000	1,474,815
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,194,390
Series A 5.25% 12/1/29	1,850,000	2,201,223
Series D 5.00% 12/1/27	1,000,000	1,174,150

		57,112,407

Electric Revenue Bonds – 5.58%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,113,610
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	780,479
Series A 5.00% 12/1/19	520,000	607,942
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	460,143
5.00% 10/1/30	500,000	579,635
5.00% 10/1/33	1,205,000	1,380,099
5.00% 10/1/35	3,000,000	3,113,610
Series A 5.00% 10/1/34	4,750,000	4,770,710
Series A 5.125% 10/1/29	3,000,000	3,013,410
Northern Municipal Power Agency Revenue
Series A 5.00% 1/1/25	125,000	147,819
Series A 5.00% 1/1/26	425,000	497,709
Series A 5.00% 1/1/31	520,000	588,214
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	354,711
Series B 5.00% 12/1/28	275,000	328,867
Series B 5.00% 12/1/31	1,365,000	1,606,469
Series B 5.00% 12/1/33	300,000	349,350
Southern Minnesota Municipal Power Agency Power Supply System Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,712,700
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	1,000,000	1,159,600
Series A 5.00% 1/1/40	1,250,000	1,429,800

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	3,000,000	$3,426,330

		31,421,207

Healthcare Revenue Bonds – 41.04%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,130,261
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,584,990
6.20% 7/1/45	2,000,000	2,126,120
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,061,670
Series A 7.00% 11/1/46	1,220,000	1,292,444
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,144,383
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,728,404
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,300
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	591,335
5.00% 11/1/44	500,000	550,650
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	723,970
Series A 5.00% 4/1/40	705,000	695,948
Series A 5.00% 4/1/48	315,000	309,169
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,009,969
6.00% 6/15/39	3,570,000	3,889,122
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,282,463
5.40% 8/1/40	1,000,000	1,031,120

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$524,175
4.00% 4/1/25	660,000	690,109
4.00% 4/1/31	60,000	61,259
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	667,432
5.75% 2/1/44	500,000	506,955
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,680,315
5.25% 5/1/37	2,950,000	3,037,113
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	211,739
Series A 6.625% 11/15/28	3,000,000	3,568,140
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,348,244
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,540,100
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,817,687
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,050,199
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,694,980
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,800,105
Series A 5.25% 8/15/35	2,085,000	2,343,540
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,895,512
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,279,581
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,705,000
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,874,842
Un-Refunded Balance
Series A 5.75% 11/15/26 (NATL-RE)	180,000	180,317
Series A 6.375% 11/15/29	15,000	15,067
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,901,427

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	$453,998
Series A 5.00% 11/1/32	330,000	342,741
Series A 5.00% 11/1/42	1,250,000	1,279,387
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,851,463
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,305,774
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,683,229
Series A 4.00% 11/15/30 •	750,000	843,300
Series D Remarketing 5.00% 11/15/38	6,405,000	7,306,248
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	350,324
5.00% 7/1/33	650,000	727,740
5.875% 7/1/30	1,850,000	2,086,893
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,340,429
Series A 5.30% 9/1/37	1,200,000	1,223,052
Series A 6.375% 9/1/42	2,435,000	2,526,337
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,350,365
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	939,321
5.00% 9/1/24	575,000	691,949
5.00% 9/1/25	750,000	893,107
5.00% 9/1/26	575,000	679,035
5.00% 9/1/27	405,000	474,948
5.00% 9/1/28	425,000	492,027
5.00% 9/1/29	425,000	490,059
5.00% 9/1/34	730,000	819,797
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,501,200
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,107,610
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,603,780
Series A 5.00% 5/1/25	1,035,000	1,061,506

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30	9,350,000	$10,500,705
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	18,780,121
Series C 5.50% 7/1/23	3,000,000	3,325,680
Series C 5.625% 7/1/26	1,925,000	2,120,465
Series C 5.75% 7/1/30	5,035,000	5,519,921
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,457,651
Series A-1 5.25% 11/15/29	5,605,000	6,436,278
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	8,181,003
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/30	4,000,000	4,196,520
6.00% 11/15/35	10,340,000	10,826,394
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,253,781
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,124,955
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	501,660
Series A 5.375% 5/1/43	500,000	500,865
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,008,280
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,511,730
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,136,719
Series A 5.75% 11/1/39	2,365,000	2,564,677
Series A 6.00% 5/1/47	3,685,000	4,031,869

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	$892,296
4.65% 7/1/26	540,000	566,897

		230,919,242

Housing Revenue Bonds – 5.37%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	690,000	691,139
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,815,000	7,918,705
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	1,120,000	1,122,005
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) —	1,935,000	1,954,892
Series I 4.85% 7/1/38 (AMT)	1,455,000	1,470,976
Series I 5.15% 7/1/38 (AMT)	4,175,000	4,225,351
Series L 5.10% 7/1/38 (AMT)	7,430,000	7,712,934
Series M 4.875% 7/1/37 (AMT)	2,255,000	2,279,760
Minnesota Housing Finance Agency Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,215,000	2,415,413
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	450,000	450,698

		30,241,873

Lease Revenue Bonds – 2.35%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,432,387
Series A 5.00% 6/1/43	3,835,000	4,341,105
Series B 5.00% 3/1/28	2,500,000	2,931,525
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,524,379

		13,229,396

Local General Obligation Bonds – 8.30%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	576,205
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,650,098
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	10,901,330

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	$1,213,980
Series C 5.00% 3/1/28	5,000,000	5,345,950
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,088,320
Osseo Independent School District No. 279
(School Building) Series A 5.00% 2/1/17	1,030,000	1,142,847
Sartell - St. Stephen Independent School District No. 748 Capital Appreciation
Series B 6.05% 2/1/15 (NATL-RE) ^	1,075,000	1,072,710
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,732,237
South Washington County Independent School District No. 833 (School Building)
Series A 4.75% 2/1/25	2,500,000	2,789,725
Series A 4.75% 2/1/26	3,600,000	4,003,128
Series A 4.75% 2/1/27	2,300,000	2,531,081
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,036,737
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,022,240
5.125% 12/1/24	1,000,000	1,010,550
Willmar City
(Rice Memorial Hospital Project) Series A 5.00% 2/1/25	2,210,000	2,561,456

		46,678,594

Pre-Refunded / Escrowed to Maturity Bonds – 9.79%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	461,206
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,772,450
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,480,817
Prior Lake-Savage Independent School District No. 719
(School Building) Series B 5.00% 2/1/19-15 (AGM) §	3,145,000	3,209,944
Southern Minnesota Municipal Power Agency Power Supply System Revenue
Series A 5.75% 1/1/18-17 §	2,815,000	2,910,935
Series A 5.75% 1/1/18-17 (AMBAC)(TCRS) §	490,000	506,699
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC) §	745,000	770,390
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,213,500

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	715,000	$777,462

		55,103,403

Special Tax Revenue Bonds – 2.66%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,382,828
Series B 5.00% 12/15/20	1,000,000	1,133,670
Series B 5.00% 12/15/24	1,150,000	1,299,707
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,431,490
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,000,570
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,389,139
5.00% 6/1/25	2,000,000	2,310,400

		14,947,804

State General Obligation Bonds – 4.53%
Minnesota
Series A 5.00% 10/1/24	4,625,000	5,580,155
Series A 5.00% 10/1/27	5,280,000	6,305,429
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,901,600
(Various Purposes)
Series A 4.00% 8/1/27	1,000,000	1,106,240
Series F 5.00% 10/1/22	3,500,000	4,326,910
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,274,080

		25,494,414

Transportation Revenue Bonds – 3.38%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,437,250
Subordinate
Series B 5.00% 1/1/26	575,000	661,457
Series B 5.00% 1/1/27	1,160,000	1,323,653
Series B 5.00% 1/1/28	2,750,000	3,112,670
Series B 5.00% 1/1/29	120,000	135,320
Series B 5.00% 1/1/30	1,675,000	1,879,484
Series B 5.00% 1/1/31	1,750,000	1,953,910

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	$2,107,527
Series A 5.00% 8/1/35	1,145,000	1,205,559
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,680,825
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,492,768

		18,990,423

Water & Sewer Revenue Bonds – 2.69%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,671,704
Series B 5.00% 9/1/22	2,125,000	2,640,291
Series B 5.00% 9/1/25	3,245,000	3,939,105
Series E 5.00% 9/1/22	2,745,000	3,410,635
Series E 5.00% 9/1/23	2,000,000	2,458,680

		15,120,415

Total Municipal Bonds (cost $521,648,193)		560,553,848

	Number of shares

Short-Term Investments – 0.35%

Money Market Instrument – 0.11%
Minnesota Municipal Cash Trust	604,055	604,055

		604,055

	Principal amount°
Variable Rate Demand Note – 0.24%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.01% 11/15/35
(LOC- JPMorgan Chase Bank, N.A.)	1,345,000	1,345,000

		1,345,000

Total Short-Term Investments (cost $1,949,055)		1,949,055

Total Value of Securities – 99.97% (cost $523,597,248)		$562,502,903

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2014.

Schedules of investments

Delaware Tax-Free Minnesota Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation Collateral

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

IBC – Insured Bond Certificate

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2014

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.13%

Corporate-Backed Revenue Bonds – 3.26%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,356
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	736,087
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,025,000	1,010,476

		3,442,919

Education Revenue Bonds – 16.98%
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	455,057
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	561,222
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	524,979
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,122,660
Series A 5.00% 10/1/28	1,000,000	1,132,450
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,114,960
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	272,185
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	779,617
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	489,591
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	361,592
Series 6-U 4.50% 10/1/23	265,000	295,191
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,085,590
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,597,187
Series 6-X 5.00% 4/1/24	1,000,000	1,101,380
Series 7-U 4.00% 4/1/26	1,400,000	1,529,710
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	601,464
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,202,800
Series A 5.25% 12/1/28	750,000	895,793
Series D 5.00% 12/1/26	1,000,000	1,179,440
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,630,620

		17,933,488

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 8.00%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	$1,270,879
Series E 5.00% 1/1/23	1,000,000	1,158,290
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,157,563
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,054,500
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,016,610
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,102,900
Series A 5.00% 1/1/25	200,000	236,510
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/33	1,250,000	1,455,025

		8,452,277

Healthcare Revenue Bonds – 35.62%
Anoka Health Care Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	798,157
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/25	250,000	298,137
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	133,885
Series A 5.00% 4/1/40	125,000	123,395
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	814,853
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	515,860
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	280,157
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	774,012
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,784,070
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	2,046,019

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	$1,306,606
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,143,600
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1
5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,868,575
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,755
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,058,490
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 —	500,000	562,200
Series C 4.50% 11/15/38 —	4,160,000	4,872,234
(Olmsted Medical Center Project)
5.00% 7/1/19	415,000	478,765
5.125% 7/1/20	1,000,000	1,122,700
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,134,903
Series A 6.125% 9/1/30	845,000	874,719
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	575,155
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	538,090
Series A 5.125% 5/1/30	3,320,000	3,728,592
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,107,500
Series C 5.625% 7/1/26	2,500,000	2,753,850
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,301,940
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	501,445
5.00% 2/1/27	1,000,000	1,062,620

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	$1,069,270
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	506,990

		37,612,544

Housing Revenue Bonds – 1.43%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,175,000	1,177,103
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,640

		1,507,743

Lease Revenue Bonds – 5.26%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,260,501
Series A 5.00% 6/1/43	715,000	809,359
Series B 5.00% 3/1/21	250,000	301,217
Series B 5.00% 3/1/27	1,000,000	1,179,120
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,112,700
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	893,596

		5,556,493

Local General Obligation Bonds – 11.96%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	559,440
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,109,040
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,870,860
Hennepin County
Series B 4.00% 12/1/20	500,000	578,265
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,095,410
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	600,230
Series C 5.00% 3/1/28	1,000,000	1,069,190
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,608,285
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,198,115

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	$802,793
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,132,160

		12,623,788

Pre-Refunded / Escrowed to Maturity Bonds – 2.46%
Minnesota Public Facilities Authority Water Pollution Control Revenue
Series C 5.00% 3/1/18-15§	1,000,000	1,024,610
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,099,770
Series A 5.75% 7/1/18	400,000	473,952

		2,598,332

Special Tax Revenue Bonds – 2.71%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	415,025
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,317,479
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,126,310

		2,858,814

State General Obligation Bonds – 4.74%
Minnesota
5.00% 8/1/15	2,000,000	2,090,540
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	488,020
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,188,750
Series F 5.00% 10/1/22	1,000,000	1,236,260

		5,003,570

Transportation Revenue Bonds – 5.33%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,383,455
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,145,340
Series B 5.00% 1/1/26	710,000	816,756
Series B 5.00% 1/1/31	750,000	837,390
Series C 5.00% 1/1/21	275,000	318,915
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,127,660

		5,629,516

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°		Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bond – 1.38%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000		$1,457,516

			1,457,516

Total Municipal Bonds (cost $98,506,721)			104,677,000

	Number of shares

Short-Term Investments – 0.82%

Money Market Instrument – 0.35%
Minnesota Municipal Cash Trust	369,233		369,233

			369,233

	Principal amount	°
Variable Rate Demand Note – 0.47%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series B-2
0.01% 11/15/35 (LOC- JPMorgan Chase Bank, N.A.)	500,000		500,000

			500,000

Total Short-Term Investments (cost $869,233)			869,233

Total Value of Securities – 99.95% (cost $99,375,954)			$105,546,233

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $415,025, which represents 0.39% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

Summary of abbreviations:

ASSURED GTY – Insured by Assured Guaranty Corporation

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

N.A. – North America

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2014

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.88%

Corporate-Backed Revenue Bonds – 4.07%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,160
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,717,537
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,055,000	2,025,881

		6,445,578

Education Revenue Bonds – 14.61%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	525,060
Deephaven Eagle Ridge Academy Project
Series A 5.50% 7/1/43	500,000	529,125
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,061,430
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	455,000	494,671
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	171,092
Series A 5.00% 7/1/44	495,000	505,385
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	799,968
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	1,000,000	1,005,350
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,541,880
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,181,800
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,023,510
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	364,364
Series 7-Q 5.00% 10/1/26	280,000	309,254
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	909,026
(St. Olaf College)
Series 6-O 4.50% 10/1/32	1,000,000	1,051,830
Series 6-O 5.00% 10/1/22	1,000,000	1,088,400
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	808,560
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,601,835
Series 7-A 5.00% 10/1/39	1,000,000	1,112,930
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,450,235

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	$1,674,690
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	1,000,000	988,280
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,139,430
Series A 5.25% 12/1/28	1,500,000	1,791,585

		23,129,690

Electric Revenue Bonds – 6.41%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,630,785
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,052,330
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	581,983
Series A 5.00% 12/1/26	360,000	415,512
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	194,287
Series A 5.00% 10/1/28	500,000	585,295
Series A 5.00% 10/1/34	2,750,000	2,761,990
Northern Municipal Power Agency Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,136,500
Series A 5.00% 1/1/24	335,000	399,762
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	250,000	291,005
Series A 5.00% 1/1/34	450,000	521,820
Series A 5.00% 1/1/40	500,000	571,920

		10,143,189

Healthcare Revenue Bonds – 43.67%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	715,183
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,747,977
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,075,690

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	$1,010,930
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,440
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	852,389
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	198,348
Series A 5.00% 4/1/40	190,000	187,560
Series A 5.00% 4/1/48	185,000	181,576
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	814,853
6.00% 6/15/39	1,000,000	1,089,390
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	188,883
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	758,445
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,010,750
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,288,154
5.25% 5/1/37	1,000,000	1,029,530
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,378,760
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	295,667
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,042,750
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,000,270
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,193
Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/31	1,000,000	1,025,760

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	$1,641,615
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	502,765
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29	400,000	407,336
Series A 6.00% 4/1/41	1,250,000	1,270,037
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,114,200
Series A 7.375% 12/1/41	375,000	420,364
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	186,471
Series A 6.875% 12/1/48	800,000	887,456
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,856,695
Series C 4.50% 11/15/38 —	1,925,000	2,254,579
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	413,574
5.00% 7/1/27	245,000	284,232
5.00% 7/1/28	225,000	259,513
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,177,880
Series A 6.25% 9/1/36	925,000	959,123
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	825,223
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	133,455
5.00% 9/1/34	105,000	117,916
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,650,945
Series A 5.125% 5/1/30	3,125,000	3,509,594
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	4,237,282
Series C 5.50% 7/1/23	1,000,000	1,108,560

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	$2,145,024
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,035,570
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	1,049,890
6.00% 11/15/30	1,000,000	1,049,130
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	814,768
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,713,685
Series A 5.15% 11/1/42	775,000	781,425
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,001,730
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,023,640
5.00% 6/1/35	1,000,000	1,008,280
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,822,737
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,523,610
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,007,820
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	281,473
Series A 5.75% 11/1/39	590,000	639,814
Series A 6.00% 5/1/47	920,000	1,006,600
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,557,375

		69,131,884

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 8.01%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	$970,730
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	1,915,000	1,918,160
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	900,000	900,603
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	435,000	435,779
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	97,081	98,138
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,280,017
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	710,000	714,913
Series I 4.85% 7/1/38 (AMT)	830,000	839,113
Series L 5.10% 7/1/38 (AMT)	1,130,000	1,173,030
Series M 4.875% 7/1/37 (AMT)	1,845,000	1,865,258
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,728
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	736,425

		12,682,894

Lease Revenue Bonds – 3.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,005,343
Series A 5.00% 6/1/43	1,000,000	1,131,970
Series B 5.00% 3/1/21	250,000	301,217
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,863,118

		6,301,648

Local General Obligation Bonds – 8.37%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,075,760
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,018,340
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,175,400

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Hopkins Independent School District No. 270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	$1,075,351
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	505,825
Series C 5.00% 3/1/28	1,000,000	1,069,190
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,608,285
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,650,705
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	616,783
5.125% 12/1/24	205,000	207,163
5.25% 12/1/26	1,540,000	1,555,693
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,698,240

		13,256,735

Pre-Refunded Bond – 0.79%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,255,754

		1,255,754

Special Tax Revenue Bonds – 5.46%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,130,180
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,700,505
Series B 5.00% 12/15/24	1,000,000	1,130,180
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,207,265
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	757,525
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	500,245
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,133,660
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,079,090

		8,638,650

	Principal amount°		Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bond – 0.76%
Minnesota
Series A 5.00% 10/1/24	1,000,000		$1,206,520

			1,206,520

Transportation Revenue Bonds – 3.75%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/21	1,000,000		1,187,240
5.00% 1/1/22	2,000,000		2,340,560
Subordinate Series B 5.00% 1/1/29	2,130,000		2,401,937

			5,929,737

Total Municipal Bonds (cost $150,375,791)			158,122,279

	Number of shares

Short-Term Investments – 0.65%

Money Market Instrument – 0.34%
Minnesota Municipal Cash Trust	535,065		535,065

			535,065

	Principal amount	°
Variable Rate Demand Note – 0.31%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC- JPMorgan Chase Bank, N.A.)	500,000		500,000

			500,000

Total Short-Term Investments (cost $1,035,065)			1,035,065

Total Value of Securities – 100.53% (cost $151,410,856)			$159,157,344

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $2,580,262, which represents 1.63% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

August 31, 2014

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$560,553,848	$104,677,000	$158,122,279
Short-term investments, at value[2]	1,949,055	869,233	1,035,065
Cash	1,858	110,185	22,736
Interest receivable	7,443,223	1,186,826	2,113,469
Receivable for securities sold	1,005,448	99,537	199,074
Receivable for fund shares sold	80,328	26,057	47,689

Total assets	571,033,760	106,968,838	161,540,312

Liabilities:
Payable for securities purchased	6,997,728	1,157,194	2,878,288
Distributions payable	475,481	74,277	137,151
Payable for fund shares redeemed	342,769	13,684	23,011
Investment management fees payable	233,870	36,948	52,995
Distribution fees payable to affiliates	142,775	22,226	52,936
Other accrued expenses	139,136	61,014	70,963
Other affiliates payable	24,997	4,457	7,139
Trustees’ fees and expenses payable	2,887	542	809

Total liabilities	8,359,643	1,370,342	3,223,292

Total Net Assets	$562,674,117	$105,598,496	$158,317,020

Net Assets Consist of:
Paid-in capital	$528,038,780	$99,769,672	$155,874,454
Distributions in excess of net investment income	(215,430)	(785)	—
Accumulated net realized loss on investments	(4,054,888)	(340,670)	(5,303,922)
Net unrealized appreciation of investments	38,905,655	6,170,279	7,746,488

Total Net Assets	$562,674,117	$105,598,496	$158,317,020

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$503,071,861	$90,570,596	$119,044,109
Shares of beneficial interest outstanding, unlimited authorization, no par	39,711,749	7,999,586	10,939,674
Net asset value per share	$12.67	$11.32	$10.88
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.27	$11.64	$11.39

Class B:
Net assets	$457,053	$—	$524,455
Shares of beneficial interest outstanding, unlimited authorization, no par	36,045	—	48,124
Net asset value per share	$12.68	$—	$10.90

Class C:
Net assets	$41,612,010	$12,651,487	$32,278,764
Shares of beneficial interest outstanding, unlimited authorization, no par	3,274,285	1,115,052	2,960,484
Net asset value per share	$12.71	$11.35	$10.90

Institutional Class:
Net assets	$17,533,193	$2,376,413	$6,469,692
Shares of beneficial interest outstanding, unlimited authorization, no par	1,384,399	$209,795	$594,761
Net asset value per share	$12.66	$11.33	$10.88

[1] Investments, at cost	$521,648,193	$98,506,721	$150,375,791
[2] Short-term investments, at cost	1,949,055	869,233	1,035,065

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2014

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$25,499,925	$4,052,447	$7,238,398

Expenses:
Management fees	3,074,356	516,368	845,275
Distribution expenses — Class A	1,299,869	223,323	301,085
Distribution expenses — Class B	7,370	—	8,488
Distribution expenses — Class C	410,996	135,723	317,313
Dividend disbursing and transfer agent fees and expenses	411,465	86,675	124,343
Accounting and administration expenses	199,376	36,394	54,207
Legal fees	66,759	15,118	18,855
Registration fees	48,225	26,562	19,275
Reports and statements to shareholders	47,382	11,877	12,058
Audit and tax	38,339	38,339	38,339
Trustees’ fees and expenses	27,960	5,095	7,586
Custodian fees	20,546	3,976	6,449
Other	38,566	14,538	18,586

	5,691,209	1,113,988	1,771,859
Less expenses waived	(297,959)	(41,890)	(160,600)
Less waived distribution expenses — Class A	—	(89,329)	—
Less waived distribution expenses — Class B	(5,528)	—	(5,587)
Less expense paid indirectly	(177)	(34)	(55)

Total operating expenses	5,387,545	982,735	1,605,617

Net Investment Income	20,112,380	3,069,712	5,632,781

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(4,216,461)	(340,570)	(2,149,197)
Net change in unrealized appreciation (depreciation) of investments	37,898,163	4,951,173	11,247,335

Net Realized and Unrealized Gain	33,681,702	4,610,603	9,098,138

Net Increase in Net Assets Resulting from Operations	$53,794,082	$7,680,315	$14,730,919

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/14	8/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,112,380	$21,461,636
Net realized gain (loss)	(4,216,461)	2,145,694
Net change in unrealized appreciation (depreciation)	37,898,163	(50,707,918)

Net increase (decrease) in net assets resulting from operations	53,794,082	(27,100,588)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(18,743,216)	(20,186,778)
Class B	(26,624)	(50,134)
Class C	(1,173,105)	(1,242,809)
Institutional Class	(120,985)	—

Net realized gain:
Class A	(1,519,482)	(3,872,930)
Class B	(2,735)	(13,102)
Class C	(120,598)	(297,920)

	(21,706,745)	(25,663,673)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,900,452	63,022,699
Class C	4,208,245	13,072,102
Institutional Class	17,420,134	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	16,665,158	19,692,497
Class B	23,343	49,256
Class C	1,158,509	1,385,823
Institutional Class	102,271	—

	63,478,112	97,222,377

	Year ended
	8/31/14	8/31/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(107,570,429)	$(70,545,571)
Class B	(752,262)	(900,873)
Class C	(9,063,484)	(8,894,656)
Institutional Class	(166,057)	—

	(117,552,232)	(80,341,100)

Increase (decrease) in net assets derived from capital share transactions	(54,074,120)	16,881,277

Net Decrease in Net Assets	(21,986,783)	(35,882,984)

Net Assets:
Beginning of year	584,660,900	620,543,884

End of year	$562,674,117	$584,660,900

Distributions in excess of net investment income	$(215,430)	$(179,083)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/14	8/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,069,712	$3,191,167
Net realized gain (loss)	(340,570)	214,983
Net change in unrealized appreciation (depreciation)	4,951,173	(7,031,138)

Net increase (decrease) in net assets resulting from operations	7,680,315	(3,624,988)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,754,465)	(2,861,355)
Class B	—	(1,380)
Class C	(303,742)	(328,444)
Institutional Class	(11,542)	—

Net realized gain:
Class A	(78,152)	(129,475)
Class B	—	(165)
Class C	(12,741)	(21,049)

	(3,160,642)	(3,341,868)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,175,028	13,706,590
Class C	1,244,117	2,367,119
Institutional Class	2,551,083	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,527,475	2,601,208
Class B1	—	1,545
Class C	294,351	321,602
Institutional Class	9,474	—

	19,801,528	18,998,064

	Year ended
	8/31/14	8/31/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,151,079)	$(17,238,576)
Class B1	—	(127,300)
Class C	(4,017,165)	(3,386,183)
Institutional Class	(202,713)	—

	(23,370,957)	(20,752,059)

Decrease in net assets derived from capital share transactions	(3,569,429)	(1,753,995)

Net Increase (Decrease) in Net Assets	950,244	(8,720,851)

Net Assets:
Beginning of year	104,648,252	113,369,103

End of year	$105,598,496	$104,648,252

Undistributed (distributions in excess of) net investment income	$(785)	$2,522

1 Class B was fully liquidated on May 31, 2013.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/14	8/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,632,781	$5,797,360
Net realized gain (loss)	(2,149,197)	133,909
Net change in unrealized appreciation (depreciation)	11,247,335	(13,202,802)

Net increase (decrease) in net assets resulting from operations	14,730,919	(7,271,533)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,582,286)	(4,698,827)
Class B	(31,645)	(46,735)
Class C	(969,612)	(1,031,373)
Institutional Class	(27,089)	—

	(5,610,632)	(5,776,935)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,470,038	26,920,043
Class B	—	28,000
Class C	3,069,486	7,275,100
Institutional Class	6,561,505	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,678,088	3,752,121
Class B	28,590	43,518
Class C	869,107	907,936
Institutional Class	21,519	—

	32,698,333	38,926,718

	Year ended
	8/31/14	8/31/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,473,375)	$(24,054,167)
Class B	(886,465)	(556,617)
Class C	(6,688,975)	(5,642,646)
Institutional Class	(154,969)	—

	(39,203,784)	(30,253,430)

Increase (decrease) in net assets derived from capital share transactions	(6,505,451)	8,673,288

Net Increase (Decrease) in Net Assets	2,614,836	(4,375,180)

Net Assets:
Beginning of year	155,702,184	160,077,364

End of year	$158,317,020	$155,702,184

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$11.970	$13.030	$12.480	$12.730	$12.180

0.445	0.445	0.487	0.492	0.484
0.734	(0.973)	0.660	(0.198)	0.550

1.179	(0.528)	1.147	0.294	1.034

(0.444)	(0.445)	(0.488)	(0.492)	(0.484)
(0.035)	(0.087)	(0.109)	(0.052)	—

(0.479)	(0.532)	(0.597)	(0.544)	(0.484)

$12.670	$11.970	$13.030	$12.480	$12.730

10.03%	(4.24% )	9.41%	2.50%	8.66%

$503,072	$540,533	$577,061	$538,170	$586,651
0.90%	0.90%	0.90%	0.91%	0.93%

0.95%	0.95%	0.92%	0.93%	0.93%
3.61%	3.47%	3.81%	4.02%	3.89%
3.56%	3.42%	3.79%	4.00%	3.89%
10%	16%	16%	12%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$11.980	$13.040	$12.490	$12.740	$12.190

0.446	0.387	0.391	0.400	0.391
0.734	(0.973)	0.660	(0.197)	0.550

1.180	(0.586)	1.051	0.203	0.941

(0.445)	(0.387)	(0.392)	(0.401)	(0.391)
(0.035)	(0.087)	(0.109)	(0.052)	—

(0.480)	(0.474)	(0.501)	(0.453)	(0.391)

$12.680	$11.980	$13.040	$12.490	$12.740

10.03%	(4.66% )	8.59%	1.74%	7.85%

$457	$1,143	$2,115	$3,697	$7,234
0.90%	1.39%	1.65%	1.66%	1.68%

1.70%	1.70%	1.67%	1.68%	1.68%
3.61%	2.98%	3.06%	3.27%	3.14%

2.81%	2.67%	3.04%	3.25%	3.14%
10%	16%	16%	12%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$12.010	$13.070	$12.520	$12.780	$12.220

0.354	0.350	0.392	0.401	0.392
0.734	(0.973)	0.660	(0.207)	0.560

1.088	(0.623)	1.052	0.194	0.952

(0.353)	(0.350)	(0.393)	(0.402)	(0.392)
(0.035)	(0.087)	(0.109)	(0.052)	—

(0.388)	(0.437)	(0.502)	(0.454)	(0.392)

$12.710	$12.010	$13.070	$12.520	$12.780

9.19%	(4.93% )	8.58%	1.66%	7.91%

$41,612	$42,985	$41,368	$34,425	$38,981
1.65%	1.65%	1.65%	1.66%	1.68%

1.70%	1.70%	1.67%	1.68%	1.68%
2.86%	2.72%	3.06%	3.27%	3.14%

2.81%	2.67%	3.04%	3.25%	3.14%
10%	16%	16%	12%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 8/31/14

Net asset value, beginning of period	$12.070

Income from investment operations:
Net investment income[2]	0.336
Net realized and unrealized gain	0.589

Total from investment operations	0.925

Less dividends and distributions from:
Net investment income	(0.335)

Total dividends and distributions	(0.335)

Net asset value, end of period	$12.660

Total return[3]	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,533
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets prior to fees waived	0.70%
Ratio of net investment income to average net assets	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.79%
Portfolio turnover	10% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$10.840	$11.530	$11.130	$11.290	$10.820

0.342	0.330	0.355	0.375	0.376
0.490	(0.675)	0.400	(0.160)	0.469

0.832	(0.345)	0.755	0.215	0.845

(0.342)	(0.330)	(0.355)	(0.375)	(0.375)
(0.010)	(0.015)	—	—	—

(0.352)	(0.345)	(0.355)	(0.375)	(0.375)

$11.320	$10.840	$11.530	$11.130	$11.290

7.79%	(3.09% )	6.88%	2.02%	7.96%

$90,571	$90,110	$97,032	$87,924	$96,568
0.84%	0.84%	0.84%	0.84%	0.82%

0.98%	0.97%	0.94%	0.95%	0.96%
3.08%	2.89%	3.12%	3.43%	3.42%

2.94%	2.76%	3.02%	3.32%	3.28%
14%	17%	21%	24%	22%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$10.860	$11.560	$11.160	$11.320	$10.840

0.249	0.233	0.259	0.283	0.283
0.500	(0.685)	0.400	(0.160)	0.479

0.749	(0.452)	0.659	0.123	0.762

(0.249)	(0.233)	(0.259)	(0.283)	(0.282)
(0.010)	(0.015)	—	—	—

(0.259)	(0.248)	(0.259)	(0.283)	(0.282)

$11.350	$10.860	$11.560	$11.160	$11.320

6.96%	(3.99% )	5.96%	1.16%	7.14%

$12,651	$14,538	$16,210	$13,949	$14,649
1.69%	1.69%	1.69%	1.69%	1.67%

1.73%	1.72%	1.69%	1.70%	1.71%
2.23%	2.04%	2.27%	2.58%	2.57%

2.19%	2.01%	2.27%	2.57%	2.53%
14%	17%	21%	24%	22%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 8/31/14

Net asset value, beginning of period	$10.950

Income from investment operations:
Net investment income[2]	0.255
Net realized and unrealized gain	0.380

Total from investment operations	0.635

Less dividends and distributions from:
Net investment income	(0.255)

Total dividends and distributions	(0.255)

Net asset value, end of period	$11.330

Total return[3]	5.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,376
Ratio of expenses to average net assets	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%
Ratio of net investment income to average net assets	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.17%
Portfolio turnover	14% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$10.250	$11.080	$10.490	$10.710	$9.910

0.404	0.399	0.420	0.430	0.415
0.628	(0.831)	0.596	(0.222)	0.798

1.032	(0.432)	1.016	0.208	1.213

(0.402)	(0.398)	(0.426)	(0.428)	(0.413)

(0.402)	(0.398)	(0.426)	(0.428)	(0.413)

$10.880	$10.250	$11.080	$10.490	$10.710

10.25%	(4.06% )	9.86%	2.12%	12.46%

$119,044	$121,232	$124,717	$108,830	$119,038
0.89%	0.89%	0.89%	0.91%	0.93%

0.99%	0.99%	0.97%	0.98%	0.98%
3.82%	3.64%	3.89%	4.20%	4.02%

3.72%	3.54%	3.81%	4.13%	3.97%
15%	14%	13%	5%	11%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$10.270	$11.090	$10.510	$10.720	$9.920

0.397	0.318	0.340	0.354	0.338
0.628	(0.822)	0.586	(0.212)	0.798

1.025	(0.504)	0.926	0.142	1.136

(0.395)	(0.316)	(0.346)	(0.352)	(0.336)

(0.395)	(0.316)	(0.346)	(0.352)	(0.336)

$10.900	$10.270	$11.090	$10.510	$10.720

10.16%	(4.68% )	8.93%	1.46%	11.62%

$524	$1,330	$1,928	$2,892	$4,130
0.98%	1.64%	1.64%	1.66%	1.68%

1.74%	1.74%	1.72%	1.73%	1.73%
3.73%	2.89%	3.14%	3.45%	3.27%

2.97%	2.79%	3.06%	3.38%	3.22%
15%	14%	13%	5%	11%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
$10.270	$11.100	$10.510	$10.730	$9.930

0.326	0.318	0.340	0.354	0.338
0.628	(0.832)	0.596	(0.222)	0.798

0.954	(0.514)	0.936	0.132	1.136

(0.324)	(0.316)	(0.346)	(0.352)	(0.336)

(0.324)	(0.316)	(0.346)	(0.352)	(0.336)

$10.900	$10.270	$11.100	$10.510	$10.730

9.41%	(4.77% )	9.03%	1.36%	11.61%

$32,279	$33,140	$33,432	$26,718	$28,727
1.64%	1.64%	1.64%	1.66%	1.68%

1.74%	1.74%	1.72%	1.73%	1.73%
3.07%	2.89%	3.14%	3.45%	3.27%

2.97%	2.79%	3.06%	3.38%	3.22%
15%	14%	13%	5%	11%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 8/31/14

Net asset value, beginning of period	$10.350

Income from investment operations:
Net investment income[2]	0.312
Net realized and unrealized gain	0.528

Total from investment operations	0.840

Less dividends and distributions from:
Net investment income	(0.310)

Total dividends and distributions	(0.310)

Net asset value, end of period	$10.880

Total return[3]	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,470
Ratio of expenses to average net assets	0.64%
Ratio of expenses to average net assets prior to fees waived	0.74%
Ratio of net investment income to average net assets	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.94%
Portfolio turnover	15% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2014

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B* (except Delaware Tax-Free Minnesota Intermediate Fund), Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund.* Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax, and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

*See Note 11.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014) and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown as “Less expense paid indirectly.” For the year ended Aug. 31, 2014, each Fund earned the following amounts under this agreement:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
	$177	$34	$55

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free Minnesota	Delaware Minnesota High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2013 through Aug. 31, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2014, the Funds were charged for these services as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
	$27,185	$4,970	$7,396

DSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included on the “Statements of operations” under “Dividend and disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2014, the amount charged by DSC for each Fund was as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
	$123,365	$22,549	$33,558

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

*The contractual waiver period is from Dec. 28, 2012 through Dec. 29, 2014.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares, and 1.00% of the average daily net assets of the Class B shares for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees from Sept. 1, 2013 through Aug. 31, 2014* to 0.15% of average daily net assets. DDLP has contracted to waive Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares’ 12b-1 fees from Sept. 1, 2013 through Aug. 31, 2014** to 0.25% of average daily net assets. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. For the year ended Aug. 31, 2014, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$16,345	$2,975	$4,428

For the year ended Aug. 31, 2014, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$39,161	$7,377	$15,419

For the year ended Aug. 31, 2014, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$ 31	$ —	$ —
Class C	2,218	1,660	2,857

*The contractual waiver period is from Dec. 28, 2012 through Dec. 29, 2014.

**The contractual waiver period is from April 1, 2013 through Dec. 29, 2014 for Delaware Tax-Free Minnesota Fund and Oct.1, 2013 through Dec. 29, 2014 for Delaware Minnesota High-Yield Municipal Bond Fund. Prior to Oct. 1, 2013, there was no Class B waiver for Delaware Minnesota High-Yield Municipal Bond Fund.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$ 58,422,717	$14,312,807	$22,011,547
Sales	106,273,987	16,723,451	26,068,542

At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$523,436,749	$99,376,029	$151,277,001

Aggregate unrealized appreciation	$39,422,528	$6,202,713	$8,058,117
Aggregate unrealized depreciation	(356,374)	(32,509)	(177,774)

Net unrealized appreciation	$39,066,154	$6,170,204	$7,880,343

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Delaware Tax-Free Minnesota Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$560,553,848	$560,553,848
Short-Term Investments[1]	604,055	1,345,000	1,949,055

Total	$604,055	$561,898,848	$562,502,903

	Delaware Tax-Free Minnesota Intermediate Fund

	Level 1	Level 2	Total
Municipal Bonds	$—	$104,677,000	$104,677,000
Short-Term Investments[1]	369,233	500,000	869,233

Total	$369,233	$105,177,000	$105,546,233

	Delaware Minnesota High-Yield Municipal Bond Fund

	Level 1	Level 2	Total
Municipal Bonds	$ —	$158,122,279	$158,122,279
Short-Term Investments[1]	535,065	500,000	1,035,065

Total	$535,065	$158,622,279	$159,157,344

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for each Fund:

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Short-Term Investments
Level 1	30.99%	42.48%	51.69%
Level 2	69.01%	57.52%	48.31%

Total	100.00%	100.00%	100.00%

During the year ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2014 and 2013 were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year ended 8/31/14

Ordinary income	$2,809	$—	$—
Tax-exempt income	20,097,468	3,073,055	5,610,632
Long-term capital gains	1,606,468	87,587	—

Total	$21,706,745	$3,160,642	$5,610,632

Year ended 8/31/13
Ordinary income	$599,882	$—	$—
Tax-exempt income	21,456,177	3,191,179	5,776,935
Long-term capital gains	3,607,614	150,689	—

Total	$25,663,673	$3,341,868	$5,776,935

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2014, the components of net assets on a tax basis were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$528,038,780	$99,769,672	$155,874,454
Undistributed tax-exempt income	260,051	73,492	137,151
Capital loss carryforwards	(4,215,387)	(340,595)	(5,437,777)
Distributions payable	(475,481)	(74,277)	(137,151)
Unrealized appreciation	39,066,154	6,170,204	7,880,343

Net assets	$562,674,117	$105,598,496	$158,317,020

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2014, each Fund recorded the following reclassifications:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Distributions in excess of net investment income	$(84,797)	$(3,270)	$(22,149)
Accumulated net realized loss	84,797	3,270	22,149

For federal income tax purposes, capital loss carry forwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at Aug. 31, 2014 will expire as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
Year of expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act at are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Minnesota Fund	$2,102,768	$2,112,619
Delaware Tax-Free Minnesota Intermediate Fund	309,590	31,005
Delaware Minnesota High-Yield Municipal Bond Fund	762,980	1,616,324

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/14	8/31/13	8/31/14	8/31/13	8/31/14	8/31/13
Shares sold:
Class A	1,943,462	4,933,586	1,190,344	1,195,316	1,749,743	2,446,076
Class B*	—	—	—	—	—	2,511
Class C	338,752	1,005,884	112,022	205,682	288,536	654,674
Institutional Class	1,389,451	—	227,004	—	607,167	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,352,756	1,537,395	227,528	228,479	347,473	343,443
Class B*	1,901	3,832	—	139	2,708	3,969
Class C	93,759	107,825	26,463	28,169	81,961	82,979
Institutional Class	8,142	—	840	—	1,989	—

	5,128,223	7,588,522	1,784,201	1,657,785	3,079,577	3,533,652

Shares redeemed:
Class A	(8,748,013)	(5,605,922)	(1,730,738)	(1,524,093)	(2,982,941)	(2,221,602)
Class B*	(61,275)	(70,605)	—	(11,086)	(84,153)	(50,674)
Class C	(738,325)	(699,199)	(361,678)	(298,126)	(636,359)	(523,144)
Institutional Class	(13,194)	—	(18,049)	—	(14,395)	—

	(9,560,807)	(6,375,726)	(2,110,465)	(1,833,305)	(3,717,848)	(2,795,420)

Net increase (decrease)	(4,432,584)	1,212,796	(326,264)	(175,520)	(638,271)	738,232

*Delaware Tax-Free Minnesota Intermediate Fund’s Class B was fully liquidated on May 31, 2013.

For the years ended Aug. 31, 2014 and 2013, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions, and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

		Year ended			Year ended
		8/31/14			8/31/13
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	30,058	30,113	$371,303	32,546	32,612	$417,886
Delaware Minnesota High-Yield Municipal Bond Fund	23,300	23,364	245,373	9,252	9,271	101,850

Certain shareholders of Class A may exchange their share for Institutional Class shares. The following shares and values were exchanged from Class A to Institutional Class. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

		Year ended
		8/31/14
	Class A	Institutional Class
	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	20,896	20,971	$262,760
Delaware Tax-Free Minnesota Intermediate Fund	112,227	112,447	1,262,654

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Funds had no amounts outstanding as of Aug. 31, 2014, or at any time during the year then ended.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2014, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the “Schedules of investments.”

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
12.01%	12.06%	7.94%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB-by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no Rule 144A securities held by the Funds. Illiquid securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on each Fund’s financial statement disclosures.

11. Subsequent Events

Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2014

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2014, each Fund reports distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free
Minnesota Fund	0.01%	92.59%	7.40%	100.00%
Delaware Tax-Free
Minnesota Intermediate
Fund	—	97.23%	2.77%	100.00%
Delaware Minnesota
High-Yield Municipal
Bond Fund	—	100.00%	—	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 19-21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreements for Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements (continued)

Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment

Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five-, and ten-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Minnesota High-Yield Municipal Bond Fund – Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five-, and ten-year periods was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the first quartile of the Performance Universe and the Fund’s total return for the three- and five-year periods was in the fourth quartile of its Performance Universe. The Board observed that, when compared to other high yield municipal debt funds, the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the Fund’s short-term performance results, which were strong. On balance, the Board was satisfied with performance.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five-, and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense

Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

[1]	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Board of Governors Member
various executive capacities		Investment Company
at different times at		Institute (ICI)
Delaware Investments.[2]
Director and Audit
Committee Member
Kaydon Corp.
(2007–2013)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)
Executive Vice President	70	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risk and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)
Chief Executive Officer —	70	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust
Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	Director — HSBC Finance
(2010–April 2013)		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010) and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948
J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Chair, Investment
Vice President —		Committee Member,
Mergers & Acquisitions		and Governance
(January 2003–January 2006),		Committee Member
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)		Chair — 3M
3M Corporation		Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Chairman
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000 –
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005 –
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments since 2000.
Daniel V. Geatens has served	70	None[3]
in various capacities at different times at
Delaware Investments.
David P. O’Connor has served	70	None[3]
in various executive and legal capacities at different times at Delaware Investments.
Richard Salus has served in	70	None[3]
various executive capacities at different times at
Delaware Investments.

[3]	David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ
Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

       Joseph W. Chow
       Lucinda S. Landreth1
       Frances A. Sevilla-Sacasa
       Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $34,125 for the fiscal year ended August 31, 2014.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $29,935 for the fiscal year ended August 31, 2013.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2014.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,120 for the fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,000 for the fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2014.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,090,937 and $8,891,311 for the registrant’s fiscal years ended August 31, 2014 and August 31, 2013, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 5, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 5, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 5, 2014